Schedule of Fair Value of Warrant Liabilities at November 7, 2013 (Details) (USD $)	9 Months Ended
Dec. 31, 2013
Derivative Liability Schedule Of Fair Value Of Warrant Liabilities At November 7, 2013 1	0.50
Derivative Liability Schedule Of Fair Value Of Warrant Liabilities At November 7, 2013 2	0.50
Derivative Liability Schedule Of Fair Value Of Warrant Liabilities At November 7, 2013 3	$ 1
Derivative Liability Schedule Of Fair Value Of Warrant Liabilities At November 7, 2013 4	5
Derivative Liability Schedule Of Fair Value Of Warrant Liabilities At November 7, 2013 5	1
Derivative Liability Schedule Of Fair Value Of Warrant Liabilities At November 7, 2013 6	120.00%
Derivative Liability Schedule Of Fair Value Of Warrant Liabilities At November 7, 2013 7	265.00%
Derivative Liability Schedule Of Fair Value Of Warrant Liabilities At November 7, 2013 8	120.00%
Derivative Liability Schedule Of Fair Value Of Warrant Liabilities At November 7, 2013 9	265.00%
Derivative Liability Schedule Of Fair Value Of Warrant Liabilities At November 7, 2013 10	0.55
Derivative Liability Schedule Of Fair Value Of Warrant Liabilities At November 7, 2013 11	$ 0.25
Derivative Liability Schedule Of Fair Value Of Warrant Liabilities At November 7, 2013 12	0.43
Derivative Liability Schedule Of Fair Value Of Warrant Liabilities At November 7, 2013 13	0.00%
Derivative Liability Schedule Of Fair Value Of Warrant Liabilities At November 7, 2013 14	0.00%